SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL
SHARE CAPITAL

17.    SHARE CAPITAL

All Common Shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meetings. All preferred shares have no voting rights at shareholders’ meetings but on liquidation, winding-up or other distribution of the Company’s assets are entitled to participate in priority to Common Shares. There are no preferred shares issued and outstanding.

(a)     Authorized

Unlimited number of Common Shares without par value.

Unlimited number of preferred shares without par value.

(b)     Issued and outstanding

All share and per share amounts have been adjusted to retroactively reflect the impact of the September 18, 2018 reverse stock split on a 1 for 100 basis.

	Common Shares		Contributed
	Number	Amount	Surplus

Balance, January 1, 2016	667,649	$161,505,037	$20,569,110
Issued for cash pursuant to a private placement (ii)	118,170	7,090,200	—
Share issue costs (ii)	—	(35,540)	—
Issued for cash on exercise of options	1,014	152,976	(77,784)
Share-based payments	—	—	1,810,111
Balance, December 31, 2016	786,833	$168,712,673	$22,301,437
Common Shares issued from Series A Units and Series B Units (i)	221,025	—	—
Common Shares issued from exercise of Series D Warrants (ii)	18,750	1,127,057	—
Common Shares issued for cash on exercise of options	2,548	1,964,086	(1,729,134)
Share-based payments	—	—	2,484,543
Balance, December 31, 2017	1,029,156	$171,803,816	$23,056,846
Common Shares issued from exercise of Series B Warrants (iii)	13,152,807	54,119,300	—
Common Shares issued from exercise of Series F Warrants (iv)	2,957,397	42,990,737	—
Common Shares issued from exercise of Series C Warrants (v)	94,518	15,854,206	—
Common Shares issued from exercise of Series D Warrants (vi)	16,988	1,021,183	—
Common Shares issued from exercise of Convertible Notes (vii)	10,765,834	18,582,374	—
Common Shares issued for cash on exercise of options	503	88,917	(88,917)
Share-based payments	—	—	3,292,877
Balance, December 31, 2018	28,017,203	$304,460,533	$26,260,806
(i)

On November 17, 2017, Neovasc completed an underwritten public offering of 6,609,588 Series A Units and 19,066,780 Series B Units, at a price of $1.46 per Unit for gross proceeds of $37,487,497.  No amount has been recognized with respect to the Common Shares within equity because the fair value of the derivative instruments issued (being the warrants which form part of the units issued) exceeded the cash proceeds received.

(ii)

On December 27, 2017, 1,874,989 of the Series D Warrants that were issued as part of the Series B Units were exercised for cash proceeds of $18,750. In addition, the fair value of the related derivative liability of $1,108,307 (see Note 15) was recognized within equity upon exercise.

(iii)

During the year ended December 31, 2018, 13,152,808 Common Shares were issued on the exercise of 35,128,148 Series B Warrants. The related derivative liability of $32,988,998 (see Note 15) was derecognized at the dates of exercise.

(iv)

During the year ended December 31, 2018, 2,957,397 Common Shares were issued on the exercise of the 22,431,506 Series F Warrants. The related derivative financial liability of $29,085,125 (see Note 15) was derecognized at the dates of exercise.

(v)

During the year ended December 31, 2018, of the 10,273,972 Series C Warrants initially granted, 9,451,780 were exercised for 94,518 Common Shares, 9,451,780 Series A Warrants and 9,451,780 Series B Warrants and cash proceeds of $13,799,659. The related derivative financial liability of $4,459,249 (see Note 15) was derecognized at the dates of exercise.

(vi)

On January 30, 2018, 1,698,841 of the Series D Warrants that were issued as part of the Series B Units were exercised for cash proceeds of $16,988.  The related derivative financial liability of $1,004,195 was derecognized (see Note 15) at the date of exercise.

(vii)

During the year ended December 31, 2018, 10,765,834 Common Shares were issued on the conversion of   $17,640,000 of aggregate principal amount of Notes.  The $20,555,832 aggregate principal amount of Notes (see Note 15) was derecognized at the date of exercise.

(c)     Stock options

The Company adopted an equity-settled stock option plan under which the directors of the Company may grant options to purchase Common Shares to directors, officers, employees and service providers (the “optionees”) of the Company on terms that the directors of the Company may determine within the limitations set forth in the stock option plan. Effective June 4, 2018, at the Annual General Meeting (“AGM”), the board of directors and shareholders of the Company approved an amendment to the Company’s incentive stock option plan to increase the number of options available for grant under the plan to 15% of the number of Common Shares of the Company outstanding at any time.

Options under the Company’s stock option plan granted to directors, officers and employees vest immediately on the grant date, unless a vesting schedule is specified by the board. The directors of the Company have discretion within the limitations set forth in the stock option plan to determine other vesting terms on options granted to directors, officers, employees and others. The minimum exercise price of a stock option cannot be less than the applicable market price of the Common Shares on the date of the grant and the options have a maximum life of ten years from the date of grant. The Company also assumed options from the acquisition of Neovasc Medical Ltd. and B-Balloon Ltd. which were not issued under the Company’s stock option plan. The following table summarizes stock option activity for the respective years as follows:

		Weighted	Average
		average	remaining
	Number of	exercise	contractual life
	options	price	(years)
Options outstanding, January 1, 2016	81,282	293.06
Granted	1,697	364.77
Exercised	(1,013)	74.14
Forfeited	(3,316)	449.11
Options outstanding, December 31, 2016	78,650	$290.85	1.77
Options exercisable, December 31, 2016	67,978	$252.95	1.54
Granted	18,445	150.81
Exercised	(21,740)	82.36
Forfeited	(17,616)	183.06
Options outstanding, December 31, 2017	57,739	$384.90	2.28
Options exercisable, December 31, 2017	45,134	$397.66	1.94
Granted	3,660,530	3.03
Exercised	(499)	0.73
Forfeited	(12,027)	173.69
Expired	(8,091)	181.13
Options outstanding, December 31, 2018	3,697,652	$7.58	7.88
Options exercisable, December 31, 2018	1,462,535	$12.74	7.62

The following table lists the options outstanding at December 31, 2018 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$0.88	899,000	7.92	299,666	7.92
$2.72	2,710,550	7.75	1,125,572	7.75
$6.00-$63.00	44,200	7.06	—	—
$63.01-$892	43,902	1.65	37,297	1.45
	3,697,652		1,462,535

The following table lists the options outstanding at December 31, 2017 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$185-$1,216	57,739	2.24	45,134	2.07
	57,739		45,134

The following table lists the options outstanding at December 31, 2016 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$0.01 - $200	44,330	0.96	43,570	0.95
$200 - 600	28,169	2.72	21,480	2.51
$600 – 905	6,151	3.28	2,928	3.26
	78,650		67,978

The weighted average share price at the date of exercise for share options exercised for the year ended December 31, 2018 was $3.03 (year ended December 31, 2017: $190 and year ended December 31, 2016: $490). During the year ended December 31, 2018, the Company recorded $3,292,877, as compensation expense for share-based compensation awarded to eligible optionees (year ended December 31, 2017 and 2016: $2,484,543 and $1, 810,111, respectively). The Company used the Black-Scholes Option Pricing Model to estimate the fair value of the options at each measurement date using the following weighted average assumptions:

	2018	2017	2016
Weighted average fair value	$1.64	$1.49	$3.02
Weighted average exercise price	$3.03	$190	$490
Weighted average share price at grant	$3.03	$190	$490
Dividend yield	nil	nil	nil
Volatility	72%	110%	76%
Risk-free interest rate	2.24%	1.12%	0.75%
Expected life	4 years	5 years	5 years
Forfeiture rate	7.00%	6.00%	1.00%

(d)     Warrants

The following table lists the number of warrants issued on November 17, 2017 as well as the number exercised during the year and the remaining warrants outstanding at December 31, 2018.

						Weighted
						average
	As at					remaining
	November 17,			December 31,	Exercise	contractual
Warrants	2017	Issued	Exercised	2018	Price	life (years)
Series A Warrants	25,676,368	9,451,780	—	35,128,148	$1.61	4.13
Series B Warrants	25,676,368	9,451,780	(35,128,148)	—	$1.61	—
Series C Warrants	10,273,972		(9,451,780)	822,192	$1.46	0.63
Series D Warrants	3,573,830		(3,573,830)	—	$0.01	—
Series E Warrants	22,431,506		—	22,431,506	$1.61	4.13
Series F Warrants	22,431,506		(22,431,506)	—	$1.61	—

Effect of reverse stock split share consolidation on outstanding warrants

On September 18, 2018, the Company effected a share consolidation (reverse stock split in the ratio of 1 for 100 Common Shares outstanding) of the Common Shares on the basis of one post-consolidation Common Shares for every 100 pre-consolidation Common Shares.  The number of warrants and aggregate principal amount of Notes were not affected by the consolidation, but the Common Shares issuable upon exercise of the warrants or conversion of the Notes will be adjusted proportionally to the share consolidation ratio.

The share consolidation adjusted the notional exercise price of the Series A Warrants, Series B Warrants and Series E Warrants. There were no Series D Warrants and Series F Warrants outstanding at the date of the share consolidation.

Below is a description of the features of the warrants.

Series A Warrants

There were 35,128,148 Series A Warrants issued and outstanding post share consolidation as of December 31, 2018 and 822,192 Series A Warrants issuable upon the exercise of the remaining Series C Warrants. Each Series A Warrant represents the right to purchase one Common Share at a notional exercise price equal to $1.61 per Common Share, subject to adjustment. The Series A Warrants are subject to full ratchet anti-dilution provisions in certain circumstances.

Series B Warrants

There were no Series B Warrants outstanding as of December 31, 2018 and 822,192 Series B Warrants issuable upon the exercise of the remaining Series C Warrants. Each Series B Warrant represents the right to purchase one Common Share at a notional exercise price equal to $1.61 per Common Share, subject to adjustment. The Series B Warrants are also subject to full ratchet anti-dilution provisions in certain circumstances.

At any time prior to their expiration, the holder of the Series B Warrant may, in its sole discretion, exercise the Series B Warrant in whole or in part and, in lieu of making any cash payment otherwise contemplated to be made to the Company upon such exercise in payment of the exercise price, elect instead to receive upon such exercise a number of Series B Warrant Shares equal to the number determined by an alternate cashless exercise formula (the "Alternate Net Number"). The Alternate Net Number is equal to the product of (i) the quotient obtained by dividing (x) the total number of Series B Warrant Shares with respect to which the Series B Warrant is being exercised and (y) the maximum number of Series B Warrant Shares (as adjusted for share splits, share dividends, share combinations, recapitalizations or other similar events) initially issuable upon a cash exercise of the Series B Warrant on the date of issuance and (ii) the quotient obtained by dividing (A) the difference obtained by subtracting (x) the lowest daily VWAP during the ten trading days period ending on and including such exercise date (the “Market Price”) from (y) the exercise price as of the subscription date (as adjusted for share splits, share dividends, share combinations, recapitalizations or other similar events) by (B) 85% of the Market Price.

Series C Warrants

There were 822,192 Series C Warrants issued and outstanding post share consolidation as of December 31, 2018. Each Series C Warrant may be exercised for a Series C Unit, with each Series C Unit being comprised of a Common Share, a Series A Warrant and a Series B Warrant.  Each Series C Warrant represents the right to purchase one Series C Unit at a notional exercise price equal to $1.46 per Series C Unit, subject to adjustment.

Series D Warrants

There were no Series D Warrants remaining as of December 31, 2018. Each Series D Warrant represented the right to purchase one Common Share at a notional exercise price equal to $1.46 per Common Share, subject to adjustment. $1.45 of the exercise price of the Series D Warrants was prepaid to the Company on November 17, 2017 on the closing of the financing.

Series E Warrants

There were 22,431,506 Series E Warrants issued and outstanding post share consolidation as of December 31, 2018. Each Series E Warrant represents the right to purchase one Common Share at a notional exercise price equal to $1.61 per Common Share, subject to adjustment. The Series E Warrants were also subject to full ratchet anti-dilution provisions in certain circumstances.

Series F Warrants

There were no Series F warrants remaining or issuable as of December 31, 2018. Each Series F Warrant represented the right to purchase one Common Share at a notional exercise price equal to $1.61 per Common Share, subject to adjustment. The Series F Warrants were also subject to full ratchet anti-dilution provisions in certain circumstances.